Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Lubricants	$ 1,062	$ 765
Gas cylinders	133	87
Bunkers	1,833	0
Total	$ 3,028	$ 852